CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Sep. 01, 2020	Aug. 31, 2020	Aug. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 01, 2018	Sep. 30, 2018	Apr. 30, 2018	Nov. 30, 2016
Stockholders' equity
Share capital, par value (in dollars per share)	$ 0.01	$ 0.01			$ 0.01		$ 0.01			$ 0.01	$ 0.01
Share capital, shares authorized (in shares)	300,000,000	300,000,000	300,000,000	200,000,000				200,000,000	150,000,000
Share capital, shares issued (in shares)	138,551,387	127,810,064
Share Capital, shares outstanding (in shares)	138,551,387	127,810,064				119,391,310	119,373,064